Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements, except as noted below.
On April 4, 2023, the Company, the Sponsor, Lux Vending and BT Assets entered into a Second Amendment (the “Second Amendment”) to the Transaction Agreement. The Second Amendment provides for an amendment to the definition of the “Agreement End Date” in the Transaction Agreement and changes the date listed therein from April 7, 2023 to May 15, 2023 or such later date as may be mutually agreed upon by the Company and Lux Vending. All other terms of the Transaction Agreement remain unmodified and in full force and effect.
On May 3, 2023, the Company filed and commenced mailing of a Definitive Proxy Statement on Schedule 14A (the “Proxy Statement”) in connection with a special meeting of stockholders (i) to amend the Company’s amended and restated certificate of incorporation (the “Charter”) to extend the date by which the Company must complete an initial Business Combination from June 1, 2023 to July 1, 2023, an
d to allow the Company, without another stockholder vote, to further extend the date to consummate an initial Business Combination on a monthly basis up to eight times by an additional one month each time after July 1, 2023, or later extended deadline date, by resolution of the Board, if requested by the Sponsor, until March 1, 2024 (such date as extended, the “Extended Date”), unless the closing of the initial Business Combination shall have occurred prior thereto; and (ii) to amend the Investment Management Trust Agreement, dated February 24, 2022, by and between the Company and Continental, to change the initial date on which Continental must commence liquidation of the Trust Account to the Extended Date or such later date as may be approved by the Company’s stockholders in accordance with the Charter if a letter of termination under the Trust Agreement is not received by Continental prior to such date.
On May 11, 2023, the Company, the Sponsor, Lux Vending and BT Assets entered into a Third Amendment (the “Third Amendment”) to the Transaction Agreement pursuant to which, among other things, the definition of the “Agreement End Date” in the Transaction Agreement was amended to change the date listed therein from May 15, 2023 to the earlier of (i) July 15, 2023 and (ii) 45 days following the date the proxy statement containing the unaudited consolidated balance sheets and statements of operations and comprehensive loss, cash flow and change in members’ equity of BT Companies as of and for the three-month period ended March 31, 2023 (subject to normal and recurring year-end adjustments and the absence of footnotes) has been filed with the SEC or such later date as may be mutually agreed upon by the parties.
On June 7, 2023, the Company, the Sponsor, Lux Vending, BT HoldCo and BT Assets entered into a Fourth Amendment (the “Fourth Amendment”) to the Transaction Agreement, pursuant to which, among other things, (i) BT HoldCo was joined as a party to the Transaction Agreement, (ii) the parties agreed that prior to the Closing, BT Assets and PubCo will effect the Pre-Closing Restructuring, and (iii) the parties agreed that prior to or upon the Closing, (a) Sponsor will exchange all of its shares of Class B common stock for certain newly issued shares of PubCo Class A common stock and, subject to the terms of conversion or forfeiture and cancellation set forth in the Sponsor Agreement, PubCo Class E common stock, and BT HoldCo will issue to PubCo an equal number of BT HoldCo Earnout Units corresponding to the class of PubCo Class E common stock issued by PubCo to Sponsor, (b) BT Assets will sell, transfer and assign to PubCo, and PubCo will purchase and accept from BT Assets certain BT HoldCo Common Units in consideration for the Over the Top Consideration (as defined in the Transaction Agreement); (c) PubCo will assign, transfer and contribute to BT HoldCo the Contribution Amount (as defined below) and BT HoldCo will subsequently assign, transfer and contribute to BT Opco the Contribution amount and BT HoldCo will in consideration therefor issue and deliver to PubCo certain BT HoldCo Common Units, and at the Closing and immediately following the effectiveness of the BT HoldCo Amended and Restated Limited Liability Company Agreement, the BT HoldCo Matching Warrants and certain of the BT HoldCo Earnout Units; (d) the PubCo Available Cash will be paid to BT Assets and contributed to BT HoldCo and subsequently to BT OpCo in accordance with the Cash Distribution Waterfall set forth in the Transaction Agreement; (e) immediately following the Delaware Secretary of State’s acceptance of the PubCo Amended and Restated Charter, PubCo will issue 44,100,000 shares of PubCo Class V common stock to BT Assets in exchange for the payment to PubCo by BT Assets of $4,410.00; (f) at the Closing, each Phantom Equity Award that is outstanding as of immediately prior to the Closing will, subject to and conditioned upon the Phantom Equity Holder’s execution and delivery to BT OpCo and PubCo of a Phantom Equity Award Termination Agreement (as defined in the Transaction Agreement), be converted into the right to receive (i) a cash payment in an amount equal to the Phantom Equity Cash Consideration (as defined in the Transaction Agreement), and/or (ii) such number of shares of PubCo Class A common stock equal to the Phantom Equity Non-Cash Consideration (as defined in the Transaction Agreement).
All other terms of the Transaction Agreement remain unmodified and in full force and effect.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as noted below.
On February 6, 2023, the Company received a formal letter from Oppenheimer, advising that it had waived any claims to the Marketing Fees and the fees previously owed to Oppenheimer will not be paid or reallocated to any other advisor.